Note 3 - Other Comprehensive (Loss) Income - Components of Other Comprehensive (Loss) Income and Related Tax Effects (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross unrealized gains arising during the period, before tax	$ 33	$ (1,016)	$ 344
Gross unrealized gains arising during the period, tax effect	12	(404)	137
Gross unrealized gains arising during the period, net of tax	21	(612)	207
Less reclassification of net losses included in net income, before tax	0	(10)	6
Less reclassification of net losses included in net income, tax effect	0	(4)	3
Less reclassification of net (losses) gains included in net income, net of tax	0	(6)	3
Net unrealized gains (losses) arising during the period, before tax	33	(1,006)	338
Net unrealized gains (losses) arising during the period, tax effect	12	(400)	134
Net unrealized gains (losses) arising during the period, net of tax	21	(606)	204
Reclassification of certain income tax effects from accumulated other comprehensive income, before tax	0	0	0
Reclassification of certain income tax effects from accumulated other comprehensive income, tax	(158)	0	0
Reclassification of certain income tax effects from accumulated other comprehensive income, net of tax	158	0	0
Other comprehensive income (loss), before tax	33	(1,006)	338
Other comprehensive income (loss), tax effect	170	(400)	134
Other comprehensive income (loss), net of tax	$ (137)	$ (606)	$ 204